Income Taxes (Details) - Schedule of Effective Rate for Income from Operations before Income Taxes	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Effective Rate For Income From Operations Before Income Taxes Abstract
Benefit for income taxes at federal statutory rate	21.00%
State and local income taxes, net of federal benefit	$ 1.4
Less valuation allowance	$ (22.4)
Effective income tax rate	0.00%